Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 20,004	$ 15,498	$ 15,498	$ 13,262
Additions	1,617	1,889	7,650	5,230
Amortization expense	(1,604)	(942)	(3,935)	(2,146)	$ (1,109)
Foreign currency translation difference	571	69	791	(848)
Ending Balance	20,588	16,514	20,004	15,498	13,262
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	2,529	2,294	2,294	2,337
Additions	139	31	348	315
Amortization expense	(29)	(60)	(253)	(205)
Foreign currency translation difference	98	11	140	(153)
Ending Balance	2,737	2,276	2,529	2,294	2,337
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	11,600	6,874	6,874	3,266
Additions	1,478	1,858	7,248	4,915
Amortization expense	(1,339)	(670)	(2,784)	(1,098)
Foreign currency translation difference	243	23	262	(209)
Ending Balance	11,982	8,085	11,600	6,874	3,266
License [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	5,875	6,330	6,330	7,659
Additions			54
Amortization expense	(236)	(212)	(898)	(843)
Foreign currency translation difference	230	35	389	(486)
Ending Balance	$ 5,869	$ 6,153	$ 5,875	$ 6,330	$ 7,659